Share-based Issuances (Details - Restricted Stock Units Activity) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning | shares	563,859
Weighted average exercise price, beginning | $ / shares	$ 2.14
Restricted stock units granted | shares	37,500
Weighted average exercise price, granted | $ / shares	$ 1.24
Restricted stock units forfeited/canceled | shares	(118,346)
Weighted average exercise price, forfeited/canceled | $ / shares	$ 1.83
Number of shares vested issued | shares	(195,759)
Weighted average exercise price, vested issued | $ / shares	$ 1.83
Outstanding, ending | shares	287,254
Weighted average exercise price, ending | $ / shares	$ 2.37